UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
                                                            JANUARY 31, 2009
                                                            (UNAUDITED)

SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT AGENCY OBLIGATION (A) - 3.8%

                                                            FACE
                                                           AMOUNT         VALUE
                                                        -----------   ----------
   FNMA
      0.130%, 02/25/09
      (Cost $9,999,133) ...........................   $10,000,000   $  9,999,133
                                                                    ------------
U.S. TREASURY OBLIGATIONS (A) - 49.4%
   U.S. Treasury Bills
      1.943%, 02/05/09 ............................    20,000,000     19,995,722
      0.049%, 02/26/09 ............................    20,000,000     19,999,324
      0.050%, 03/05/09 ............................    10,000,000      9,999,556
      0.010%, 03/26/09 ............................    20,000,000     19,999,706
      0.005%, 04/29/09 ............................    10,000,000      9,999,879
      0.165%, 06/04/09 ............................    30,000,000     29,983,087
      0.260%, 07/02/09 ............................    20,000,000     19,978,189
                                                                    ------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $129,955,463) .........................                  129,955,463
                                                                    ------------
REPURCHASE AGREEMENTS - 46.8%
   Credit Suisse First Boston
      0.240%, dated 01/30/09, to be repurchased on
      02/02/09, repurchase price $65,048,172
      (collateralized by various U.S.
      Treasury Bills, ranging in par value $1,101,000
      -$61,625,000, 0.135%-0.351%, 03/26/2009-
      07/30/2009; total market value $66,348,605) ..   65,046,871     65,046,871
   JPMorgan Chase
      0.180%, dated 01/30/09, to be repurchased on
      02/02/09, repurchase price $53,805,953
      (collateralized by various U.S.
      Treasury Bills, ranging in par value $301,000-
      13,164,000, 0.073%-0.417%, 02/05/2009-
      12/17/2009; total market value $54,884,609) ..   53,805,146     53,805,146

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
                                                            JANUARY 31, 2009
                                                            (UNAUDITED)

REPURCHASE AGREEMENTS - CONTINUED

                                                            FACE
                                                           AMOUNT         VALUE
                                                      -----------   ------------
   Morgan Stanley
      0.180%, dated 01/30/09, to be repurchased on
      02/02/09, repurchase price $1,418,416
      (collateralized by a U.S. Treasury
      Bill, par value 1,449,000, 0.310%, 07/02/2009;
      total market value $1,447,131) ..............   $ 1,418,395   $  1,418,395
   UBS Paine Webber
      0.100%, dated 01/30/09, to be repurchased on
      02/02/09, repurchase price $2,689,521
      (collateralized by various U.S.
      Treasury Bills, ranging in par value $486,000-
      2,260,000, 0.061%-0.155%, 02/12/2009-
      03/19/2009; total market value $2,745,538) ...    2,689,499      2,689,499
                                                                    ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $122,959,911) ..........................                 122,959,911
                                                                    ------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $262,914,507) + .......................                 $262,914,507
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $262,854,314.

(A)  DISCOUNT NOTES. THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF
     PURCHASE.
FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION

+    FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
     COST.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

COM-QH-002-0800

THE ADVISORS' INNER CIRCLE FUND                             COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                            MONEY MARKET FUND
                                                            JANUARY 31, 2009
                                                            (UNAUDITED)

In September 2006, the Financial Accounting Standards Board ("FASB") released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on November 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at January 31, 2009:

   LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
------------   ------------   -------   ------------
$122,959,911   $139,954,596     $--     $262,914,507

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------------
                                             Philip T. Masterson
                                             President

Date: March 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------------
                                             Philip T. Masterson
                                             President

Date: March 27, 2009

By (Signature and Title)                     /s/ Michael Lawson
                                             -----------------------------
                                             Michael Lawson
                                             Treasurer, Controller & CFO

Date: March 27, 2009